ORGANIZATION, DESCRIPTION OF BUSINESS AND GOING CONCERN (Tables)	12 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
Schedule of subsidiaries

Name of Entity	Date of Incorporation/Acquisition	Place of Incorporation	% of Ownership	Principal Activities
Visionary Holdings Inc. (formerly known as “Visionary Education Technology Holdings Group Inc.”) (“Visionary Group” or the “Company”)	August 20, 2013	Richmond Hill, Ontario	Parent	Holding company and rental business
Visionary Education Service and Management Inc. (“VESM”)	August 20, 2013	Richmond Hill, Ontario	100%	Real estate development
Farvision Career Education Group Inc “Formerly known as Farvision Education Group Inc.” (“Farvision Education”)	May 14, 2020	Toronto, Ontario	100%	Education services
Toronto ESchool Ltd. (“Toronto ESchool”)	November 15, 2017	Toronto, Ontario	70% by Farvision Education	Online high school education
Maple Toronto Art Academy Inc. (“Art Academy”)	July 27, 2020	Toronto, Ontario	80% by Farvision Education	Arts and high school education
7621531 Canada Inc. (“Conbridge College”)	September 1, 2021	Toronto, Ontario	80% by Farvision Education	Career college education
Max the Mutt Animation Inc. (“MTM Animation”)	February 28, 2022	Toronto, Ontario	80% by Farvision Education	Animation education

13995291 Canada Inc. (“13995291”)	April 28, 2022	Toronto, Ontario	100%	Rental business
Bethune Great Health Investment Management Inc. (“Bethune”)	December 15, 2023	Toronto, Ontario	100%	Property investment
Shanghai Yuanjian Trillion Commercial Group Co., Ltd. (“Shanghai Yuanjian”)	October 31, 2023	Shanghai, China	100%	Dormant

Yuanjian Trillion (Formerly Changle Shuang (Guangzhou) Health Industry Investment Co., Ltd. (“GD Yuanjian”)	February 29, 2024	Guangdong, China	51% by Shanghai Yuanjian	Dormant
Visionary Asia SDN. BHD	December 1, 2023	Kuala Lumpur, Malaysia	100%	Dormant
Visionary International SDN. BHD	December 1, 2023	Kuala Lumpur, Malaysia	100%	Dormant
Visionary Biotechnology Group Inc.	March 11, 2024	Toronto, Ontario	55%	Dormant
Visionary Group USA LTD	August 23, 2023	Manhasset, USA	100%	Dormant
Visionary Holdings (Asia) Limited	March 14 2025	HongKong, China	100%	Dormant
Fortune Financial Group Limited	October 18, 2024	HongKong, China	51%	Dormant
Visionary Securities Limited	March 10, 2025	HongKong, China	100% by Fortune Financial Group Limited	Dormant
Visionary Asset Management Limited	March 10, 2025	HongKong, China	100% by Fortune Financial Group Limited	Dormant
Visionary Fintech Limited	March 21, 2025	HongKong, China	100% by Fortune Financial Group Limited	Dormant
Yude Industry Group Limited	January 22, 2019	HongKong, China	100%	Dormant
Visionary Holdings (Guangdong) Limited	April 25, 2019	ShenZhen, China	100% by Yude Industry Group Limited	Dormant
Sikang (Guangzhou) Health Industry Investment Co., Ltd	November 1, 2024	Guangzhou, China	35% by Shanghai Yuanjian	Dormant
Tang Shi Cha Yu (Guangzhou) Health Management Co., Ltd	March 7, 2025	Guangzhou, China	18% by Sikang (Guangzhou) Health Industry Investment Co., Ltd	Dormant

Schedule of entities divested from the company

Name of Entity	Date of Incorporation/Acquisition	Place of Incorporation	% of Ownership	Principal Activities
NeoCanaan Investment Corporation (“NeoCanaan Investment”)	May 26, 2020	Richmond Hill, Ontario	100%	Rental business
Canada Animation Industry Group Inc. (“Animation Group”)	October 8, 2020	Richmond Hill, Ontario	100% by NeoCanaan Investment	Rental business